SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

NOTE F — SHARE-BASED COMPENSATION

The Company accounts for share-based compensation awards and for unvested awards outstanding using the modified prospective application method.  Accordingly, we recognized the fair value of the share-based compensation awards as wages in the Consolidated Statements of Operations on a straight-line basis over the vesting period.  We have recognized compensation expense, relative to share-based awards, in wages in the Consolidated Statements of Operations of approximately $164,000 and $158,000, or less than $0.01 per share for the three months ended September 30, 2014, and 2013, and approximately $544,000 and $817,000, or approximately $0.02 and $0.04 per share, for the nine months ended September 30, 2014, and 2013, respectively.

As of September 30, 2014, there was approximately $488,000 of unrecognized compensation expense related to our two share-based compensation plans which the Company expects to recognize over a period of three years.